Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.38663%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	0.35463%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,251,628.96

Principal:
Principal Collections	$14,752,956.21
Prepayments in Full	$9,464,851.06
Liquidation Proceeds	$201,061.99
Recoveries	$107,969.69
Sub Total	$24,526,838.95
Collections	$25,778,467.91

Purchase Amounts:
Purchase Amounts Related to Principal	$93,638.59
Purchase Amounts Related to Interest	$449.22
Sub Total	$94,087.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$25,872,555.72

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	23
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$25,872,555.72
Servicing Fee	$411,603.50	$411,603.50	$0.00	$0.00	$25,460,952.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,460,952.22
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,460,952.22
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,460,952.22
Interest - Class A-3 Notes	$509,246.55	$509,246.55	$0.00	$0.00	$24,951,705.67
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$24,755,668.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,755,668.34
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$24,692,508.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$24,692,508.34
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$24,647,229.34
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,647,229.34
Regular Principal Payment	$22,437,529.53	$22,437,529.53	$0.00	$0.00	$2,209,699.81
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,209,699.81
Residual Released to Depositor	$0.00	$2,209,699.81	$0.00	$0.00	$0.00
Total		$25,872,555.72

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$22,437,529.53
Total					$22,437,529.53

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
Original	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$22,437,529.53	$64.84	$509,246.55	$1.47	$22,946,776.08	$66.31
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$22,437,529.53	$21.31	$813,722.88	$0.77	$23,251,252.41	$22.08

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$274,034,019.12	0.7918685	$251,596,489.59	0.7270314
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$431,694,019.12	0.4100671	$409,256,489.59	0.3887536

Pool Information
Weighted Average APR	3.008%	3.002%
Weighted Average Remaining Term	38.65	37.79
Number of Receivables Outstanding	25,066	24,401
Pool Balance	$493,924,203.46	$469,300,415.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$457,526,381.96	$434,719,495.62
Pool Factor	0.4324828	0.4109221

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$34,580,920.12
Targeted Overcollateralization Amount	$60,043,926.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$60,043,926.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$111,279.87
(Recoveries)		57	$107,969.69
Net Loss for Current Collection Period			$3,310.18
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0080%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5814%
Second Prior Collection Period			0.5572%
Prior Collection Period			0.2251%
Current Collection Period			0.0082%
Four Month Average (Current and Prior Three Collection Periods)			0.3430%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,419	$6,462,710.98
(Cumulative Recoveries)			$1,010,074.52
Cumulative Net Loss for All Collection Periods			$5,452,636.46
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4774%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,554.41
Average Net Loss for Receivables that have experienced a Realized Loss			$3,842.59

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.72%	129	$3,391,423.71
61-90 Days Delinquent	0.10%	21	$483,712.60
91-120 Days Delinquent	0.01%	1	$30,228.40
Over 120 Days Delinquent	0.10%	16	$452,049.01
Total Delinquent Receivables	0.93%	167	$4,357,413.72

Repossession Inventory:
Repossessed in the Current Collection Period		10	$281,504.35
Total Repossessed Inventory		18	$555,372.29

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1662%
Prior Collection Period			0.1277%
Current Collection Period			0.1557%
Three Month Average			0.1499%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2058%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	23

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	56	$1,495,275.91
2 Months Extended	69	$1,842,052.56
3+ Months Extended	10	$242,159.13

Total Receivables Extended	135	$3,579,487.60

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2021

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer